Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000
Previously Paid Amount	0
Total Fee Amount	217.50
Net Fee	$ 217.50
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A